As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5340
(Registrant's telephone number, including area code)

Date of fiscal year end: February 28, 2007

Date of reporting period: November 30, 2006

Item 1. Schedule of Investments.

American Trust Allegiance Fund
Schedule of Investments at November 30, 2006 (Unaudited)

Shares	COMMON STOCKS - 93.65%	Value

	Aerospace & Defense - 1.18%
3,000	L-3 Communications Holdings, Inc.	$246,750

	Agricultural Products - 1.88%
11,200	Archer-Daniels-Midland Co.	393,120

	Asset Management - 3.58%
3,250	Affiliated Managers Group, Inc.*	331,858
7,150	SEI Investments Co.	416,059
		747,917

	Automobiles - 2.22%
6,300	Harley-Davidson, Inc.	464,751

	Banks - 5.10%
7,500	Citigroup, Inc.	371,925
7,850	Marshall & Ilsley Corp.	359,451
4,300	Zions Bancorporation	336,432
		1,067,808

	Business Services - 1.58%
8,300	Fidelity National Information Services, Inc.	331,170

	Chemicals - Specialty - 4.80%
7,700	Ecolab, Inc.	341,495
12,700	Rohm and Haas Co.	663,194
		1,004,689

	Commercial Services & Supplies - 3.88%
11,900	Herman Miller, Inc.	417,809
9,500	Republic Services, Inc.	394,060
		811,869

	Communications Equipment - 3.73%
9,400	Corning, Inc.*	202,664
15,800	QUALCOMM, Inc.	578,122
		780,786

	Computer Hardware - 3.55%
4,600	Apple Computer, Inc.*	421,728
3,500	International Business Machines Corp.	321,720
		743,448

	Computer Software - 4.06%
5,100	Autodesk, Inc.*	210,018
21,800	Microsoft Corp.	639,394
		849,412

	Computer Storage & Peripherals - 1.19%
6,370	Network Appliance, Inc.*	249,768

	Construction & Engineering - 2.60%
2,400	Fluor Corp.	208,992
4,000	Jacobs Engineering Group, Inc.*	335,480
		544,472

	Containers & Packaging - 1.10%
5,400	Ball Corp.	230,904

	Diversified Financial Services - 6.56%
2,020	The Goldman Sachs Group, Inc.	393,496
6,800	Legg Mason, Inc.	648,448
5,300	State Street Corp.	329,289
		1,371,233

	Electrical Equipment - 1.04%
2,500	Emerson Electric Co.	216,750

	Energy Equipment & Services - 3.40%
7,400	Halliburton Co.	249,676
6,750	Schlumberger Ltd.#	462,240
		711,916

	Food Products - 8.21%
9,900	Dean Foods Co.*	423,918
7,400	General Mills, Inc.	414,030
7,700	Hershey Foods Corp.	407,869
9,000	Wm. Wrigley Jr. Co. - Class B	471,960
		1,717,777

	Household Products - 5.20%
10,450	Church & Dwight Co., Inc.	437,959
10,000	Colgate-Palmolive Co.	650,500
		1,088,459

	Industrial Machinery - 4.93%
3,100	Caterpillar, Inc.	192,293
12,550	Illinois Tool Works, Inc.	592,360
6,300	Ingersoll-Rand Co. Ltd. - Class A#	245,763
		1,030,416

	Insurance - Multi-Line - 1.58%
4,700	American International Group, Inc.	330,504

	Multiline Retail - 1.01%
4,300	Nordstrom, Inc.	210,786

	Networking Equipment - 2.33%
18,120	Cisco Systems, Inc.*	487,066

	Oil & Gas - 9.93%
6,100	BP plc - ADR	415,288
7,150	Chevron Corp.	517,088
6,846	ConocoPhillips	460,736
5,900	Exxon Mobil Corp.	453,179
2,925	Suncor Energy, Inc.#	231,133
		2,077,424

	Semiconductor Equipment - 1.06%
4,300	KLA-Tencor Corp.	222,181

	Semiconductors - 2.01%
10,800	Intel Corp.	230,580
6,450	Texas Instruments, Inc.	190,597
		421,177

	Services - Data Processing - 0.73%
3,850	Paychex, Inc.	151,729

	Specialty Retail - 4.03%
4,600	Nike, Inc. - Class B	455,170
15,225	Staples, Inc.	387,781
		842,951

	Transportation - 1.18%
2,140	FedEx Corp.	247,020

	TOTAL COMMON STOCKS (Cost $17,190,841)	19,594,253

Shares	SHORT-TERM INVESTMENTS - 6.39%	Value

1,336,966	Federated Cash Trust Treasury Money Market Fund (Cost $1,336,966)	1,336,966

	Total Investments in Securities (Cost $18,527,807) - 100.04%	20,931,219
	Liabilities in Excess of Other Assets - (0.04)%	(8,598)
	Net Assets - 100.00%	$20,922,621

* Non-income producing security.
# U.S. security of a foreign issuer.
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at November 30, 2006 was as follows**:

Cost of investments	$18,637,719

Gross unrealized appreciation	$2,577,469
Gross unrealized depreciation	(283,969)
Net unrealized appreciation	$2,293,500

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)*  /s/Eric M. Banhazl
Eric M. Banhazl, President

Date        1/16/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date        1/16/07

By (Signature and Title)*  /s/Douglas G. Hess
Douglas G. Hess, Treasurer

Date        1/18/07

* Print the name and title of each signing officer under his or her signature.